Significant Accounting Policies (Intangible Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Asset Impairment Charges	$ 0	$ 0	$ 16,400,000
Intangible Assets [Abstract]
Accumulated Amortization	(36,500,000)	0
Net Carrying Amount	533,000,000
Weighted Average Useful Life	13 years 8 months
Amortization of Intangible Assets	36,500,000
Predecessor
Finite-Lived Intangible Assets [Line Items]
Asset Impairment Charges			16,400,000
Minimum
Finite-Lived Intangible Assets [Line Items]
Useful Life	10 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Useful Life	20 years
Customer relationships
Intangible Assets [Abstract]
Gross Carrying Amount	569,500,000
Accumulated Amortization	(36,500,000)
Net Carrying Amount	$ 533,000,000